Average Annual Total Returns		12 Months Ended	20 Months Ended		26 Months Ended		30 Months Ended		36 Months Ended		42 Months Ended		60 Months Ended	63 Months Ended		86 Months Ended
		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
MSCI World® Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	19.99%	[1]
CBRE Real Assets Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.21%	5.38%	[1]
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%			5.21%	[2]					(2.01%)	[3]	(0.33%)	(0.28%)	[4]
Core Plus Bond Blended Index
Prospectus [Line Items]
Average Annual Return, Percent		2.61%									(1.00%)	[3]
Bloomberg Very Liquid High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.65%			11.32%	[2]
Bloomberg U.S. Securitized Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.46%											(0.59%)	(0.44%)	[4]
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%							(0.54%)	[5]			0.99%			1.90%	[6],[7]
Bloomberg Municipal All Insured Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		0.90%											1.09%			2.29%	[6]
Bloomberg Municipal Bond 1-15 Year Blend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		0.88%											1.08%			1.80%	[7]
Bloomberg California Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		0.20%							(0.34%)	[5]
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%					20.73%	[8],[9]
Russell 1000 Growth® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.36%					28.70%	[8],[9]
NYLI CBRE Real Assets ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.61%	5.46%	[1]
Performance Inception Date			May 10, 2023
NYLI CBRE Real Assets ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[10]	4.42%	4.37%	[1]
NYLI CBRE Real Assets ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[10]	3.62%	3.93%	[1]
NYLI MacKay Core Plus Bond ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.30%									(1.15%)	[3]
Performance Inception Date											Jun. 29, 2021
NYLI MacKay Core Plus Bond ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[11]	2.05%									(2.77%)	[3]
NYLI MacKay Core Plus Bond ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[11]	2.52%									(1.56%)	[3]
NYLI MacKay High Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.04%			10.18%	[2]
Performance Inception Date					Oct. 25, 2022
NYLI MacKay High Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[12]	3.38%			6.76%	[2]
NYLI MacKay High Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]	4.17%			6.34%	[2]
NYLI MacKay Securitized Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.46%											0.97%	0.96%	[4]
Performance Inception Date														Oct. 01, 2019
NYLI MacKay Muni Insured ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.51%											1.08%			2.28%	[6]
Performance Inception Date																Oct. 18, 2017
NYLI MacKay Muni Insured ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[13]	1.47%											1.06%			2.24%	[6]
NYLI MacKay Muni Insured ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[13]	2.45%											1.49%			2.39%	[6]
NYLI MacKay Muni Intermediate ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.82%											1.33%			2.40%	[7]
Performance Inception Date																Oct. 18, 2017
NYLI MacKay Muni Intermediate ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[14]	1.78%											1.30%			2.29%	[7]
NYLI MacKay Muni Intermediate ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[14]	2.56%											1.64%			2.42%	[7]
NYLI MacKay California Muni Intermediate ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.69%							(1.83%)	[5]
Performance Inception Date									Dec. 21, 2021
NYLI MacKay California Muni Intermediate ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[15]	1.63%							(1.85%)	[5]
NYLI MacKay California Muni Intermediate ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[15]	2.42%							(0.67%)	[5]
NYLI Winslow Large Cap Growth ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.50%					29.44%	[8]
Performance Inception Date							Jun. 23, 2022
NYLI Winslow Large Cap Growth ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[16]	31.04%					29.25%	[8]
NYLI Winslow Large Cap Growth ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[16]	18.89%					23.36%	[8]
NYLI Winslow Focused Large Cap Growth ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		37.53%					31.60%	[9]
Performance Inception Date							Jun. 23, 2022
NYLI Winslow Focused Large Cap Growth ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[17]	35.52%					30.70%	[9]
NYLI Winslow Focused Large Cap Growth ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[17]	23.10%					24.99%	[9]

[1]	The Fund commenced operations on May 10, 2023.
[2]	The Fund commenced operations on October 25, 2022.
[3]	The Fund commenced operations on June 29, 2021.
[4]	The Predecessor Account commenced operations on October 1, 2019.
[5]	The Fund commenced operations on December 21, 2021.
[6]	The Fund commenced operations on October 18, 2017.
[7]	The Fund commenced operations on October 18, 2017.
[8]	The Fund commenced operations on June 23, 2022.
[9]	The Fund commenced operations on June 23, 2022.
[10]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[11]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[12]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[13]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[14]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[15]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[16]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[17]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.